Retirement Benefit Plans - Summary of Benefits Expected to be Paid Out (Detail) $ in Millions	Dec. 31, 2021 USD ($)
US [Member]
Schedule of Expected Future Pension Benefit Payment [Line Items]
2022	$ 24.6
2023	25.4
2024	25.7
2025	26.3
2026	27.0
2027-2031	133.1
Foreign Plan [Member]
Schedule of Expected Future Pension Benefit Payment [Line Items]
2022	32.8
2023	34.8
2024	33.6
2025	35.0
2026	34.7
2027-2031	$ 175.7